UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-4769

Strong Municipal Bond Fund, Inc., on behalf of the Strong Municipal Bond Fund (Exact name of registrant as specified in charter)

100 Heritage Reserve
Menomonee Falls, WI 53051
(Address of principal executive offices) (Zip code)

John Widmer, Strong Financial Corporation
W140 N8917 Lilly Road
Menomonee Falls, WI 53051
(Name and address of agent for service)

Registrant's telephone number, including area code:  (414) 359-3400

Date of fiscal year end:  October 31, 2005

Date of reporting period:  January 31, 2005


Item 1.   Schedule of Investments

Strong Municipal Bond Fund
January 31, 2005 (Unaudited)
                                                                       Shares or
                                                                   Principal Amount       Value
------------------------------------------------------------------------------------------------------
Municipal Bonds 87.2%
Alabama 0.6%
Jefferson County, Alabama Limited Obligation School Warrant
Revenue, 5.25%, Due 1/01/15                                             $ 1,000,000       $ 1,093,750

Alaska 0.9%
Northern Alaska Tobacco Securitization Corporation Tobacco
Settlement Revenue:
    5.70%, Due 6/01/11                                                      645,000           674,831
    6.20%, Due 6/01/22                                                    1,000,000         1,012,500
                                                                                   -------------------
                                                                                            1,687,331

Arizona 4.3%
Maricopa County, Arizona IDA Hospital Facility Revenue Refunding
- Samaritan Health Services Project, 7.00%, Due 12/01/16 (f) (g)          1,250,000         1,575,000
Maricopa County, Arizona IDA SFMR, Zero %, Due 12/31/14 (g)               1,145,000           770,013
Mohave County, Arizona IDA Correctional Facilities Contract
Revenue - Mohave Prison LLC Project, 5.00%, Due 4/01/14 (f)               1,500,000         1,655,625
Verrado, Arizona Community Facilities District Number 1 GO,
6.00%, Due 7/15/13                                                        2,125,000         2,194,062
Yavapai County, Arizona IDA IDR - Citizens Utilities Company
Project, 5.45%, Due 6/01/33 (Called at $100 on 6/01/07)                   2,025,000         2,004,750
                                                                                   -------------------
                                                                                            8,199,450

California 4.3%
Agua Caliente Band of Cahuilla Indians Revenue, 4.60%, Due
7/01/08                                                                     810,000           804,938
California Statewide Communities Development Authority MFHR -
Santee Court Apartments Project, 7.50%, Due 11/20/36                      2,200,000         2,288,000
Foothill/Eastern Transportation Corridor Agency Toll Road
Revenue Refunding, Zero %, Due 1/15/30                                    5,000,000         1,156,250
Golden State Tobacco Securitization Corporation Asset-Backed
Tobacco Settlement Revenue, 5.625%, Due 6/01/38                           2,000,000         2,155,000
Los Angeles County, California Schools Regionalized Business
Services Capital Appreciation COP, Zero %, Due 8/01/29 (f)                2,510,000           721,625
Santa Rosa, California Rancheria Tachi Yokut Tribe Enterprise
Revenue, 5.50%, Due 3/01/08                                               1,000,000         1,013,750
Simi Valley, California Community Facilities District Number
2004-1 Special Tax Revenue, 5.50%, Due 9/01/34 (d)                          125,000           125,469
                                                                                   -------------------
                                                                                            8,265,032

Colorado 4.3%
Colorado EFA and Cultural Revenue:
    Denver Science and Technology Project, 5.00%, Due 12/01/13              750,000           755,625
    Charter School-Bromley East Project, 7.25%, Due 9/15/30               1,750,000         1,782,812
    Colorado Lutheran High School Association Project, 7.625%,
Due 6/01/34                                                               1,000,000         1,020,000
    Denver Academy Project, 7.125%, Due 11/01/28                            500,000           508,125
    Denver Arts School Project, 8.00%, Due 5/01/34                        1,000,000         1,057,500
    Heritage Christian School Project, 7.50%, Due 6/01/34                 1,000,000         1,033,750
    Leadership Preparatory Academy, 7.875%, Due 5/01/27 (e)               1,000,000         1,002,500
Colorado Health Facility Authority Revenue Refunding - Vail
Valley Medical Center Project, 5.00%, Due 1/15/10                           500,000           528,125
Southlands Metropolitan District Number 1 GO, 7.125%, Due
12/01/34                                                                    500,000           513,125
                                                                                   -------------------
                                                                                            8,201,562

Florida 1.7%
Broward County, Florida Resource Recovery Revenue Refunding -
Wheelabrator South Broward Project, 4.50%, Due 6/01/11                      420,000           438,900
Capital Trust Agency Revenue - Seminole Tribe Convention
Project, 8.95%, Due 10/01/33                                              1,400,000         1,608,250
Fiddlers Creek Community Development District Special Assessment
Revenue, 5.80%, Due 5/01/21                                                 835,000           849,613
Gulf Breeze, Florida Revenue, 4.75%, Due 12/01/15 (f)                       315,000           338,625
                                                                                   -------------------
                                                                                            3,235,388

Georgia 6.8%
Atlanta, Georgia Urban Residential Finance Authority MFHR -
Evergreen Village Estates Project:
    5.875%, Due 5/01/07                                                     280,000           279,997
    6.375%, Due 5/01/17                                                   1,675,000         1,612,187
    6.50%, Due 5/01/27                                                    2,965,000         2,712,975
Colquitt County, Georgia Development Authority First Mortgage
Revenue, Zero %, Due 12/01/21 (g)                                         2,995,000         1,366,469
Colquitt County, Georgia Development Authority Revenue -
Southern Care Corporation Facility Project, Zero %, Due 12/01/21
(g)                                                                       4,595,000         2,096,469
Washington, Georgia Wilkes Payroll Development Authority
Subordinated Revenue - Southern Care Corporation Facility
Project, Zero %, Due 12/01/21 (g)                                        11,000,000         5,018,750
                                                                                   -------------------
                                                                                           13,086,847

Idaho 1.8%
Boise City, Idaho Urban Renewal Agency Lease Revenue - ADA
County Courts Project, 6.00%, Due 8/15/23 (f)                             3,000,000         3,412,500

Illinois 3.5%
Aurora, Illinois Tax Increment Revenue, 5.85%, Due 12/30/13               1,500,000         1,545,000
Chicago, Illinois Housing Authority Capital Revenue, 5.375%, Due
7/01/13                                                                     500,000           544,375
Cook County, Illinois Palatine Community Consolidated School
District Number 15 Capital Appreciation GO, Zero %, Due 12/01/19
(f)                                                                       2,000,000         1,030,000
Illinois DFA Revenue - Chicago Charter School Foundation Project:
    5.25%, Due 12/01/12                                                     410,000           426,913
    6.125%, Due 12/01/22                                                  2,330,000         2,609,600
Lincolnshire, Illinois Special Service Area Number 1 Special Tax
- Sedgebrook Project, 6.25%, Due 3/01/34                                    500,000           508,125
                                                                                   -------------------
                                                                                            6,664,013

Iowa 0.7%
Iowa Finance Authority Hospital Facility Revenue, 6.75%, Due
2/15/13                                                                     750,000           847,500
Tobacco Settlement Authority Asset-Backed Revenue, 5.50%, Due
6/01/14                                                                     425,000           432,437
                                                                                   -------------------
                                                                                            1,279,937

Kansas 2.4%
Kansas DFA First Mortgage Revenue - Hartford Health Facility
Project, 6.125%, Due 4/01/12 (f)                                            470,000           528,163
Kansas DFA Revenue, 5.60%, Due 5/20/34 (f)                                2,735,000         2,916,194
Sedgwick and Shawnee Counties, Kansas SFMR, 4.00%, Due 12/01/36
(Rate Reset at 5.70% Effective 8/01/05) (d) (f)                           1,000,000         1,072,500
                                                                                   -------------------
                                                                                            4,516,857

Kentucky 0.5%
Muhlenberg County, Kentucky Hospital Revenue Refunding -
Muhlenberg Community Hospital Project, 6.75%, Due 7/01/10                 1,000,000         1,047,500

Louisiana 4.8%
Calcasieu Parish, Louisiana IDB PCR Refunding - Entergy Gulf
States, Inc. Project, 5.45%, Due 7/01/10                                    900,000           919,368
Claiborne Parish, Louisiana Law Enforcement District Revenue -
Claiborne Correctional Facilities Project, 6.25%, Due 3/01/19             6,810,000         7,269,675
New Orleans, Louisiana Capital Appreciation GO Refunding, Zero
%, Due 9/01/16                                                            1,600,000           984,000
                                                                                   -------------------
                                                                                            9,173,043

Massachusetts 2.7%
Massachusetts Development Finance Agency Revenue (f):
   VOA Ayer Limited Partnership Project, 6.20%, Due 2/20/46               2,160,000         2,349,000
   WGBH Educational Foundation Project, 5.375%, Due 1/01/42               1,000,000         1,080,000
Massachusetts Health and EFA Revenue - Caritas Christi Obligated
Group Project, 5.875%, Due 7/01/08                                        1,610,000         1,724,712
                                                                                   -------------------
                                                                                            5,153,712

Michigan 1.2%
Dickinson County, Michigan Healthcare System Hospital Revenue
Refunding, 5.50%, Due 11/01/13 (f)                                        1,350,000         1,456,313
Michigan Hospital Finance Authority Revenue - Saint John
Hospital and Medical Center Project, 6.00%, Due 5/15/10 (f) (g)             650,000           744,250
                                                                                   -------------------
                                                                                            2,200,563

Minnesota 1.5%
Cambridge, Minnesota Independent School District Number 911 GO,
Zero %, Due 2/01/23 (d) (f)                                               1,495,000           637,244
Minneapolis and St. Paul, Minnesota Metropolitan Airports Common
Airports Revenue, 6.00%, Due 1/01/11 (f)                                    500,000           565,625
Woodbury, Minnesota Lease Revenue Refunding - Math Science
Academy Project, 7.50%, Due 12/01/31                                      1,500,000         1,588,125
                                                                                   -------------------
                                                                                            2,790,994

New Jersey 2.2%
New Jersey EDA Cigarette Tax Revenue:
    5.625%, Due 6/15/18                                                   1,000,000         1,056,250
    5.75%, Due 6/15/29                                                      500,000           530,625
    5.75%, Due 6/15/34                                                    1,000,000         1,055,000
Union County, New Jersey Industrial PCFA PCR Refunding -
American Cyanamid Company Project, 5.80%, Due 9/01/09                     1,400,000         1,526,000
                                                                                   -------------------
                                                                                            4,167,875

New Mexico 1.1%
University of New Mexico Revenue, 5.00%, Due 1/01/16 (f)                  2,000,000         2,182,500

New York 5.1%
Nassau County, New York Industrial Development Agency Civic
Facility Revenue, 6.875%, Due 7/01/10                                       260,000           269,425
New York Dormitory Authority Revenue - Mental Health Services
Facilities Project, 6.00%, Due 8/15/16                                    2,800,000         3,286,500
New York, New York City Industrial Development Agency Civic
Facility Revenue - New York Institute of Technology Project,
5.25%, Due 3/01/18 (f)                                                    1,000,000         1,108,750
New York, New York GO:
     5.25%, Due 8/01/09                                                     375,000           408,281
     5.50%, Due 9/15/19                                                   1,000,000         1,118,750
     5.75%, Due 3/15/13                                                   1,020,000         1,152,600
New York, New York Industrial Development Agency Civic Facility
Revenue, 6.875%, Due 7/01/10                                              1,230,000         1,274,587
Tobacco Settlement Financing Corporation Revenue, 5.25%, Due
6/01/14                                                                   1,000,000         1,076,250
                                                                                   -------------------
                                                                                            9,695,143

North Carolina 0.9%
North Carolina Medical Care Commission Health Care Housing
Revenue - ARC Projects:
    4.65%, Due 10/01/14                                                   1,000,000         1,012,500
    5.80%, Due 10/01/34                                                     750,000           772,500
                                                                                   -------------------
                                                                                            1,785,000

North Dakota 0.8%
Three Affiliated Tribes of the Fort Berthold Reservation GO,
6.30%, Due 11/15/10                                                       1,515,000         1,518,924

Ohio 6.2%
Carroll, Ohio Water and Sewer District GO, 6.25%, Due 12/01/10            1,325,000         1,396,219
Medina County, Ohio EDR MFHR - Camelot Place, Ltd. Project,
8.375%, Due 10/01/23 (e)                                                  3,800,000         3,804,750
Toledo, Ohio MFMR - Commodore Perry Apartments Project, 7.00%,
Due 12/01/28 (e)                                                          7,455,000         6,662,906
                                                                                   -------------------
                                                                                           11,863,875

Oklahoma 1.6%
Ellis County, Oklahoma Industrial Authority IDR - WB Johnston
Grain Shattuck Project, 7.10%, Due 8/01/23                                1,000,000         1,035,000
Okarche, Oklahoma EDA Educational Facilities Lease Revenue -
Chickasha Public Schools Project, 5.00%, Due 9/01/12                      2,000,000         2,090,000
                                                                                   -------------------
                                                                                            3,125,000

Pennsylvania 4.4%
Allegheny County, Pennsylvania IDA Charter School Revenue -
Homestead Project, 7.50%, Due 12/15/29                                      560,000           553,700
Allegheny County, Pennsylvania Redevelopment Authority Revenue -
Pittsburgh Mills Project, 5.10%, Due 7/01/14                                625,000           645,313
Delaware County, Pennsylvania IDA Revenue Refunding - Resources
Recovery Facility Project, 6.10%, Due 7/01/13                             1,750,000         1,885,625
Lehigh County, Pennsylvania General Purpose Authority Revenue -
KidsPeace Obligated Group Project:
    5.80%, Due 11/01/12                                                     500,000           484,375
    5.80%, Due 11/01/12 (f)                                                 765,000           798,469
Pennsylvania Higher EFA Health Services Revenue - Allegheny
Delaware Valley Project, 5.70%, Due 11/15/11 (f)                          1,850,000         2,046,563
Philadelphia, Pennsylvania Hospitals and Higher EFA Revenue -
Temple University Hospital Project, 6.50%, Due 11/15/08                   1,825,000         1,934,500
                                                                                   -------------------
                                                                                            8,348,545

Puerto Rico 1.2%
Puerto Rico HFA Revenue, 5.00%, Due 12/01/17                                400,000           431,500
Puerto Rico Industrial Tourist Educational, Medical and
Environmental Control Facilities Revenue - Ana G. Mendez
University System Project:
    5.00%, Due 2/01/09                                                      750,000           790,312
    5.00%, Due 2/01/10                                                    1,015,000         1,072,094
                                                                                   -------------------
                                                                                            2,293,906

South Carolina 4.2%
Connector 2000 Association, Inc. Senior Capital Appreciation
Toll Road Revenue - Greenville, South Carolina Southern
Connector Project:
    Zero %, Due 1/01/14                                                   4,560,000         1,863,900
    Zero %, Due 1/01/15                                                   1,000,000           371,250
    Zero %, Due 1/01/28                                                     400,000            57,000
    Zero %, Due 1/01/32                                                  10,350,000         1,073,813
South Carolina EFA for Private Nonprofit Institutions Revenue -
Benedict College Project, 5.75%, Due 5/01/17 (f)                          1,000,000         1,118,610
South Carolina Ports Authority Ports Revenue, 7.80%, Due 7/01/09
(b) (g)                                                                   2,400,000         2,697,000
York County, South Carolina PCR - Bowater, Inc. Project, 7.625%,
Due 3/01/06                                                                 900,000           928,836
                                                                                   -------------------
                                                                                            8,110,409

South Dakota 2.4%
Sisseton-Wahpeton Sioux Tribe of the Lake Traverse Reservation
GO (e):
    7.00%, Due 11/01/13                                                     605,000           656,425
    7.00%, Due 11/01/23                                                   1,290,000         1,444,800
South Dakota EDFA EDR - Angus Project:
    4.75%, Due 4/01/10                                                      275,000           283,594
    5.00%, Due 4/01/11                                                      285,000           298,181
    5.25%, Due 4/01/12                                                      300,000           325,875
    5.25%, Due 4/01/13                                                      320,000           348,400
South Dakota EDFA EDR - McEleeg Project, 5.00%, Due 4/01/14                 420,000           436,800
South Dakota EDFA EDR Pooled Loan Program - Midstates Printing,
Inc. Project, 5.50%, Due 4/01/18                                            685,000           738,087
                                                                                   -------------------
                                                                                            4,532,162

Texas 6.4%
Capital Area HFC Revenue, Zero %, Due 1/01/16 (f) (g)                     5,000,000         3,143,750
Grand Prairie, Texas Independent School District Capital
Appreciation GO, Zero %, Due 2/15/14 (f)                                  1,000,000           693,750
Lubbock, Texas Health Facilities Development Corporation Revenue
- St. Joseph Health System Project, 5.25%, Due 7/01/12                    1,150,000         1,234,813
Lubbock, Texas Housing Finance Corporation Capital Appreciation
Revenue, Zero %, Due 10/01/15 (g)                                         8,415,000         5,490,787
Red River Authority PCR Refunding - Hoechst Celanese Corporation
Project, 5.20%, Due 5/01/07                                                 500,000           502,500
San Antonio, Texas Airport System Revenue - Passenger Facility
Project, 5.75%, Due 7/01/17 (f)                                           1,055,000         1,173,688
                                                                                   -------------------
                                                                                           12,239,288

Utah 0.2%
Eagle Mountain, Utah Special Assessment Bonds, 5.90%, Due
12/15/07                                                                    470,000           472,284

Virginia 0.9%
Pittsylvania County, Virginia IDA Exempt Facility Revenue -
Multitrade of Pittsylvania Project, 7.55%, Due 1/01/19                    1,700,000         1,766,504

Washington 2.8%
Okanogan County, Washington Irrigation District Revenue
Refunding, 4.75%, Due 12/01/13                                            1,200,000         1,255,500
Seattle, Washington Housing Authority Low Income Assistance
Revenue - Hilltop and Spring Projects (f):
    5.375%, Due 10/20/18                                                    970,000         1,075,487
    5.875%, Due 10/20/28                                                  1,545,000         1,701,431
Tobacco Settlement Authority Washington Tobacco Settlement
Revenue, 5.50%, Due 6/01/12                                                 690,000           719,325
Washington Housing Finance Commission Nonprofit Housing Revenue
Refunding - Crista Ministries Project, 5.35%, Due 7/01/14 (f)               615,000           636,525
                                                                                   -------------------
                                                                                            5,388,268

Wisconsin 4.4%
Badger Tobacco Asset Securitization Corporation Revenue, 6.00%,
Due 6/01/17                                                               3,895,000         3,933,950
Oshkosh, Wisconsin IDR - Don Evans, Inc. Project (f):
    5.35%, Due 12/01/10                                                     520,000           540,800
    5.50%, Due 12/01/11                                                     390,000           406,575
Waterford, Wisconsin Graded Joint School District Number 1 GO
Refunding, 5.25%, Due 4/01/12 (Pre-Refunded at $100 on 4/01/10)              70,000            78,050
Weston, Wisconsin Community Development Authority Lease Revenue,
5.25%, Due 10/01/20                                                       1,600,000         1,762,000
Wisconsin Health and EFA Revenue:
    Agnesian Healthcare, Inc. Project, 5.10%, Due 7/01/08                   205,000           216,019
    Blood Center Southeastern Project, 5.75%, Due 6/01/34                   500,000           524,375
    Marshfield Clinic Project, 6.25%, Due 2/15/10                           866,000           964,507
                                                                                   -------------------
                                                                                            8,426,276

Wyoming 0.4%
Weston County, Wyoming PCR Refunding - Black Hills Power, Inc.
Project, 4.80%, Due 10/01/14                                                800,000           807,000
------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Cost $163,827,890)                                                 166,731,438
------------------------------------------------------------------------------------------------------
Variable Rate Municipal Bonds 9.5%
Alabama 1.9%
Birmingham, Alabama Special Care Facilities Financing Authority
Revenue - Baptist Medical Centers Health System Project
(Mandatory Put at $100 on 7/01/06):
     Series A-1, 4.35%, Due 11/15/28                                      1,000,000         1,003,750
     Series A-2, 4.35%, Due 11/15/28                                      1,690,000         1,691,724
Montgomery, Alabama Baptist Medical Center Special Care
Facilities Financing Authority Revenue - Baptist Health Project,
Zero %, Due 11/15/14 (Rate Reset Effective at 5.00% on 11/15/07)
(f)                                                                       1,000,000           952,500
                                                                                   -------------------
                                                                                            3,647,974

Colorado 1.2%
Central Platte Valley Metropolitan District of Colorado GO
Refunding, 5.00%, Due 12/01/31 (Mandatory Put at $100 on
12/01/09) (f)                                                               500,000           535,000
Northwest Parkway Public Highway Authority Revenue, Zero %, Due
6/15/16 (Rate Reset Effective at 5.35% on 6/15/11) (f)                    2,240,000         1,806,000
                                                                                   -------------------
                                                                                            2,341,000

Florida 0.5%
Hillsborough County, Florida IDA PCR Refunding - Tampa Electric
Company Project, 4.00%, Due 9/01/25 (Mandatory Put at $100 on
8/01/07)                                                                    860,000           875,050

Georgia 1.6%
Fayette County, Georgia School District GO (d) (f):
    Zero %, Due 3/01/12 (Rate Reset Effective at 3.85% on
9/01/10)                                                                  2,220,000         1,800,975
    Zero %, Due 3/01/15 (Rate Reset Effective at 4.25% on
9/01/10)                                                                    625,000           500,781
    Zero %, Due 3/01/17 (Rate Reset Effective at 4.45% on
9/01/10)                                                                    820,000           654,975
                                                                                   -------------------
                                                                                            2,956,731

Missouri 1.0%
St. Charles County, Missouri IDA MFHR Refunding - Vanderbilt
Apartments Project, 5.00%, Due 2/01/29 (Mandatory Put at $100 on
2/01/09)                                                                  1,850,000         1,873,125

New York 0.3%
New York, New York Transitional Finance Authority Revenue
Refunding, 5.25%, Due 2/01/29 (Mandatory Put at $100 on 2/01/11)            350,000           384,125
New York Urban Development Corporation Correctional and Youth
Facilities Service Revenue, 4.00%, Due 1/01/20 (Mandatory Put at
$100 on 1/01/11)                                                            200,000           206,500
                                                                                   -------------------
                                                                                              590,625

Puerto Rico 1.6%
Commonwealth of Puerto Rico Public Finance Corporation Revenue,
5.75%, Due 8/01/27 (Mandatory Put at $100 on 2/01/12) (f)                 2,700,000         3,037,500

Texas 0.9%
Brazos River Authority PCR Refunding - Texas Utilities Electric
Company Project 5.40%, Due 4/01/30 (Mandatory Put at $100 on
5/01/06)                                                                  1,750,000         1,800,312

Multiple States 0.5%
GMAC Municipal Mortgage Trust Preferred Shares, Series A-1-3,
5.30%, Due 10/31/39 (Mandatory Put at $100 on 10/31/19) (h)               1,000,000         1,007,500
------------------------------------------------------------------------------------------------------
Total Variable Rate Municipal Bonds (Cost $17,734,046)                                     18,129,817
------------------------------------------------------------------------------------------------------
Swap Options Purchased 0.0%
Five Year 4.87% Interest Rate Swap, Expires 7/14/05                       4,300,000            12,040
------------------------------------------------------------------------------------------------------
Total Swap Options Purchased (Cost $89,440)                                                    12,040
------------------------------------------------------------------------------------------------------
Short-Term Investments (a) 3.4%
Municipal Money Market Funds
Multiple States
Strong Tax-Free Money Fund (c)                                            6,500,000         6,500,000
------------------------------------------------------------------------------------------------------
Total Short-Term Investments (Cost $6,500,000)                                              6,500,000
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
Total Investments in Securities (Cost $188,151,376) 100.1%                                191,373,295
Other Assets and Liabilities, Net (0.1%)                                                     (285,545)
------------------------------------------------------------------------------------------------------
Net Assets 100.0%                                                                        $191,087,750
======================================================================================================

FUTURES
------------------------------------------------------------------------------------------------------
                                                                                 Unrealized
                                                             Underlying Face    Appreciation/
                                         Expiration Date     Amount at Value   (Depreciation)
------------------------------------------------------------------------------------------------------
Sold:
30   Five-Year U.S. Treasury Notes             3/05        $   (3,277,500)      $    (128)
110 Ten-Year U.S. Treasury Notes               3/05           (12,349,219)        (73,280)
75   U.S. Treasury Bonds                       3/05            (8,613,281)        (77,663)

LEGEND
-------------------------------------------------------------------------------
(a) Short-term investments include any security which has a remaining maturity of less than one year and investments in money market funds.
(b) All or a portion of security pledged to cover margin requirements for futures contracts.
(c) Affiliated issuer.
(d) All or a portion of security is when-issued.
(e) Illiquid security.
(f) Security backed by credit enhancement in the form of a letter of credit and/or insurance.
(g) Escrowed to maturity.
(h) Restricted security.

For fixed rate bonds, maturity date represents actual maturity. For variable rate bonds, maturity date represents the longer of the next put date or interest adjustment date.

Percentages are stated as a percent of net assets.

ABBREVIATIONS
-------------------------------------------------------------------------------
The following is a list of abbreviations that may be used in the Schedules of Investments in Securities:
BAN    -- Bond Anticipation Notes
BP     -- Basis Points
CDA    -- Commercial Development Authority
CDR    -- Commercial Development Revenue
COP    -- Certificates of Participation
DFA    -- Development Finance Authority
EDA    -- Economic Development Authority
EDC    -- Economic Development Corporation
EDFA   -- Economic Development Finance Authority
EDR    -- Economic Development Revenue
EFA    -- Educational Facilities Authority
EXTRAS -- Extendable Rate Adjustable Securities
GO     -- General Obligation
HDA    -- Housing Development Authority
HDC    -- Housing Development Corporation
HFA    -- Housing Finance Authority
HFC    -- Housing Finance Corporation
IBA    -- Industrial Building Authority
IBR    -- Industrial Building Revenue
IDA    -- Industrial Development Authority
IDB    -- Industrial Development Board
IDC    -- Industrial Development Corporation
IDFA   -- Industrial Development Finance Authority
IDR    -- Industrial Development Revenue
IFA    -- Investment Finance Authority
MERLOT -- Municipal Exempt Receipt - Liquidity Optional Tender
MFHR   -- Multi-Family Housing Revenue
MFMR   -- Multi-Family Mortgage Revenue
PCFA   -- Pollution Control Financing Authority
PCR    -- Pollution Control Revenue
RAN    -- Revenue Anticipation Notes
SFHR   -- Single Family Housing Revenue
SFMR   -- Single Family Mortgage Revenue
TAN    -- Tax Anticipation Notes
TRAN   -- Tax and Revenue Anticipation Notes

This Schedule of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund's Semi-Annual Report or audited Annual Report. These reports include additional information about the Fund's valuation of securities and other significant accounting policies.


Item 2.  Controls and Procedures

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant's management, including the principal executive officer and treasurer, regarding the effectiveness of the registrant's disclosure controls and procedures. Based on that evaluation, it was determined that such disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in the reports it files or submits on Form N-Q (1) is accumulated and communicated to the Registrant's management, including its principal executive officer and treasurer, to allow timely decisions regarding required disclosure, and
         (2) is recorded, processed, summarized, and reported within the time periods specified in the Commission's rules and forms.
(b) There were no significant changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.


SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Strong Municipal Bond Fund, Inc., on behalf of the Strong Municipal Bond Fund


By:      /s/ Dana J. Russart
         ------------------------------
         Dana J. Russart, Principal Executive Officer

Date:    March 30, 2005


By:      /s/ John W. Widmer
         -----------------------------
         John W. Widmer, Treasurer (Principal Financial Officer) and Secretary

Date:    March 30, 2005